SFT Advantus Mortgage Securities Fund
Summary: SFT Advantus Mortgage Securities Fund
SFT Advantus Mortgage Securities Fund: Investment Objective
The Fund seeks a high level of current income consistent with prudent investment risk.
SFT Advantus Mortgage Securities Fund: Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SFT Advantus Mortgage Securities Fund (USD $)	Class 1	Class 2
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SFT Advantus Mortgage Securities Fund		Class 1	Class 2
Management Fees		0.40%	0.40%
Distribution (12b-1) Fees			0.25%
Other Expenses		0.23%	0.23%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		0.65%	0.90%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Expense Example.
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Expense Example SFT Advantus Mortgage Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	66	207	361	807
Class 2	92	286	497	1,104

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 232.2% of the average value of its portfolio.
SFT Advantus Mortgage Securities Fund: Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in mortgage-related securities. The Fund invests a major portion of its assets in investment-grade securities representing interests in pools of mortgage loans. In selecting securities, the Fund’s investment adviser considers factors such as, but not limited to, security pricing, prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions, interest rates and the mortgage markets. The Fund may also engage in frequent or short-term trading of securities.

The Fund may invest in government or government-related mortgage loan pools or non-government mortgage loan pools in which the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal government or government-related guarantors of mortgage-related securities are the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Fund may also invest in non-government mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions.

The Fund may also invest in non-government securities, which may include but are not limited to securities issued by non-government entities secured by obligations of residential mortgage borrowers. Non-government securities also may include asset-backed securities (which may include but are not limited to interests in auto, credit cards, manufactured housing and/or other consumer loans), commercial mortgage-backed securities (which represent interests in commercial mortgage loans and receivables) and corporate debt issued by REITs and other issuers. The Fund may also invest in securities whose disposition is restricted under the federal securities laws but which have been determined by Advantus Capital to be liquid under liquidity guidelines adopted by the Trust’s Board of Trustees.
SFT Advantus Mortgage Securities Fund: Principal Risks
An investment in the Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:
  Active Management Risk – the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.
  Concentration Risk – the risk that the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Fund concentrates its investments in the mortgage and mortgage-finance industry.
  Credit Risk – the risk that the Fund may lose some or all of its investment, including both principal and interest, because an issuer of an asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.
  Extension Risk – the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities. This risk is greater for residential mortgage-backed securities.
  Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.
  Interest Rate Risk – the risk that the value of a mortgage-backed security or fixed income obligation will decline due to an increase in market interest rates. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. The negative impact on a mortgage-backed security or fixed income obligation from resulting rate increases could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from the Fund and other mortgage security or fixed income funds may worsen the impact. Other types of securities also may be adversely affected from an increase in interest rates. In addition, interest rates may decline further resulting in lower yields which make the Fund less attractive to investors who are seeking higher rates of returns. Also a lower yield may not be sufficient to cover the expenses of the Fund.
  Liquidity Risk – the risk that the mortgage-related securities purchased by the Fund, including restricted securities determined by the Fund’s investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at a favorable price or in a timely manner. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to sell at a favorable price at the time when the investment adviser believes it is desirable to do so. Investment in securities that are less actively traded (or over time experience decreased trading volume) may restrict the Fund’s ability to take advantage of other market opportunities.
  Non-Government Securities Risk – is the risk that payments on a non-government security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include but are not limited to securities issued by non-government entities which can include instruments secured by obligations of residential mortgage borrowers. Non-agency securities also may include asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).
  Prepayment Risk – the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates.
  REIT Risk – the risk that the value of the Fund’s investment in securities issued by REITs will be adversely affected by changes in the value of the underlying property or by the loss of the REIT’s favorable tax status or changes in laws and/or rules related to REIT tax status.
  Restricted Securities Risk – the risk that, in connection with investments in securities whose disposition is restricted under the federal securities laws, such securities may only be resold subject to statutory or regulatory restrictions, or if the Fund bears the costs of registering such securities. The Fund may therefore be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but unrestricted securities.
  Short-Term Trading Risk – the risk that the Fund may trade securities frequently and hold securities for one year or less, which will increase the Fund’s transaction costs.

SFT Advantus Mortgage Securities Fund: Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. (The information reflects the performance of the Fund’s predecessor portfolio. See “Financial Highlights” at page 112 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Calendar Year Total Returns for Class 2 Shares
[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.

Best Quarter (ended 3Q 09): 4.10% Worst Quarter (ended 4Q 08): -7.38%
Average Annual Total Return (for periods ending December 31, 2014)
Average Annual Total Returns SFT Advantus Mortgage Securities Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class 1	6.03%	4.36%		2.21%	Feb. 11, 2008
Class 2	5.76%	4.10%	2.55%
Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	6.08%	3.73%	4.75%